Related Party Balance and Transactions (Details Narrative)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Oct. 31, 2022 SGD ($)	Nov. 25, 2020 SGD ($)
Related Party Transaction [Line Items]
Operating lease payments	$ 44,400	$ 60,000.00
Commercial loan term			10 years	5 years
Commercial loan			$ 7,400,000	$ 200,000
Interest rate percentage				2.25%
Fastfixs Systems Pte Ltd [Member]
Related Party Transaction [Line Items]
Commercial loan term				5 years
Commercial loan				$ 200,000
Interest rate percentage				2.25%
Pandan Road Pte Ltd [Member]
Related Party Transaction [Line Items]
Commercial loan term			10 years
Commercial loan			$ 7,400,000